Syntax ETF Trust

One Liberty Plaza, 46th Floor

New York, NY 10006

June 8, 2023

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	Syntax ETF Trust (the “Trust”) File Nos. 333-215607 and 811-23227

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated June 2, 2023 for the above-referenced Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 60 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 2, 2023 with an effective date of June 2, 2023 (Accession No. 0001398344-23-011527).

Any comments or questions with respect to this filing should be directed to my attention at (212) 880-0230.

Very truly yours,

/s/ Carly Arison
Carly Arison
President

cc: Laura E. Flores, Esq.